Note 10 - Subsequent Events	9 Months Ended
Sep. 30, 2012
Subsequent Events [Text Block]
Note 10 – Subsequent Events

The Company has evaluated events and transactions subsequent to September 30, 2012 to the date of issuance in accordance with ASC 855 “Subsequent Event”. We have had the following material subsequent event.

On January 7, 2013, the Company issued 10,444,414 shares of Class A Common stock at an applicable conversion price of $0.0018.  Asher Enterprises converted $17,500 of its note convertible in the amount of $32,500.  The agreement with Asher allows them to convert their debt after six (6) months at a conversion price equal to the average of the three (3) lowest closing bid prices ten (10) trading days prior to the conversion date.  This draw is against the note dated June 21, 2012 in the amount of $32,500.  There is $0 remaining on the note as this note has been fully converted.

On December 28, 2012, the Company issued 7,894,737 shares of Class A Common stock at an applicable conversion price of $0.0019.  Asher Enterprises converted $15,000 of its note convertible in the amount of $32,500.  The agreement with Asher allows them to convert their debt after six (6) months at a conversion price equal to the average of the three (3) lowest closing bid prices ten (10) trading days prior to the conversion date.  This draw is against the note dated June 21, 2012 in the amount of $32,500.

On December 19, 2012, the Company’s officers and directors have agreed to invest into the Company $50,000 for the initial investment for the joint venture in Suriname.  The Company agreed to issue 25,000,000 shares of its Series A Preferred Stock in exchange for this investment.

On December 6, 2012, the Renard Properties, LLC (a 10% shareholder and beneficially owned by our CEO Paul Howarth) purchased 6,000,000 shares for $38,000 or a price per share of $.006.  The shares will be restricted until December 31, 2015.

On December 6, 2012, JW Group, Inc.  (a 10% shareholder and beneficially owned by our CFO Joseph Mezey) purchased 6,000,000  shares for $38,000 or a price per share of $.006.  The shares will be restricted until December 31, 2015.

On December 10, 2012, the Renard Properties, LLC (a 10% shareholder and beneficially owned by our CEO Paul Howarth) purchased 3,000,000 shares for $13,500 or a price per share of $.0045.  The shares will be restricted until December 31, 2015.

On December 10, 2012, JW Group, Inc.  (a 10% shareholder and beneficially owned by our CFO Joseph Mezey) purchased 3,000,000  shares for $13,500 or a price per share of $.0045.  The shares will be restricted until December 31, 2015.

On December 3, 2012, the Company closed on a Securities Purchase Agreement (“Purchase Agreement”) with Asher Enterprises, Inc., a Delaware corporation (“Asher”), relating to the issuance and sale to Asher of an unsecured convertible promissory note (the “Note”) in a private transaction (the “Transaction”) with a principal amount of $32,500. The note bears a simple interest of 8% per annum from the date hereof (the “Issue Date”) until it becomes due and payable, whether at maturity date on September 5, 2013. The Company received net proceeds of $30,000 from the Transaction, which will be used as general working capital.  The Purchase Agreement includes customary representations, warranties and covenants.   In connection with the Transaction, the Company issued Asher the Note.  Interest on the Note accrues at a rate of 8% annually. The principal amount of the Note together with interest may be converted into shares of the Company's common stock, par value $0.0001 (“Common Stock”), at the option of the Asher at a conversion price equal to fifty-five percent (55%) of the Market Price (as defined in the Note) for the Common Stock during the ten trading days prior to the conversion.

On November 13, 2012, the Company issued 4,000,000 shares of Class A Common stock at an applicable conversion price of $0.004. Asher Enterprises converted $16,000 of its note convertible in the amount of $47,500. The agreement with Asher allows them to convert their debt after six (6) months at a conversion price equal to the average of the three (3) lowest closing bid prices ten (10) trading days prior to the conversion date. This draw is against the note dated April 26 2012 in the amount of $47,500. There is $16,500 remaining on the note.

On November 5, 2012, the Company issued 3,846,154 shares of Class A Common stock at an applicable conversion price of $0.0039. Asher Enterprises converted $15,000 of its note convertible in the amount of $47,500. The agreement with Asher allows them to convert their debt after six (6) months at a conversion price equal to the average of the three (3) lowest closing bid prices ten (10) trading days prior to the conversion date. This draw is against the note dated April 26 2012 in the amount of $47,500. .

On November 5, 2012, the Company and its CEO and CFO agreed to a revolving line of credit in the amount of $100,000. The Company’s CEO and CFO will provide a line of credit to the Company in the total amount of $100,000 which shall be used for short term cash flows needs and shall bear no interest.

On October 5, 2012, the Company closed on a Securities Purchase Agreement (“Purchase Agreement”) with Asher Enterprises, Inc., a Delaware corporation (“Asher”), relating to the issuance and sale to Asher of an unsecured convertible promissory note (the “Note”) in a private transaction (the “Transaction”) with a principal amount of $32,500. The note bears a simple interest of 8% per annum from the date hereof (the “Issue Date”) until it becomes due and payable, whether at maturity date on July 10, 2013. The Company received net proceeds of $30,000 from the Transaction, which will be used as general working capital.  The Purchase Agreement includes customary representations, warranties and covenants.   In connection with the Transaction, the Company issued Asher the Note.  Interest on the Note accrues at a rate of 8% annually. The principal amount of the Note together with interest may be converted into shares of the Company's common stock, par value $0.0001 (“Common Stock”), at the option of the Asher at a conversion price equal to fifty-five percent (55%) of the Market Price (as defined in the Note) for the Common Stock during the ten trading days prior to the conversion.

On October 1, 2012, the Company received a loan from Renard Properties for $40,000 which was used to purchase mining equipment in Peru.

On October 1, 2012, the Company received a loan from JW Group for $40,000 which was used to purchase mining equipment in Peru.